PROVISIONS (Tables)	12 Months Ended
Mar. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions
Changes in provisions are as follows:

	Restoration
	and removal	Restructuring	Legal	Warranties	Other	Total
Total provisions, beginning of year	$8.6	$16.8	$3.3	$40.0	$2.9	$71.6
Additions	0.9	—	0.9	16.9	7.1	25.8
Amounts used	(1.5)	(4.4)	(0.5)	(19.3)	(5.4)	(31.1)
Unused amounts reversed	—	—	(0.2)	(0.2)	(0.3)	(0.7)
Exchange differences	—	(0.6)	(0.1)	0.1	—	(0.6)
Total provisions, end of year	$8.0	$11.8	$3.4	$37.5	$4.3	$65.0
Less: current portion	0.3	3.8	2.7	18.7	3.2	28.7
Long-term portion	$7.7	$8.0	$0.7	$18.8	$1.1	$36.3